Administrative expenses	12 Months Ended
Dec. 31, 2022
Administrative expenses.
Administrative expenses

8.Administrative expenses

	2022	2021	2020
	$’000	$'000	$'000

Facilities, short term rental and upkeep	34,203	23,210	12,872
Depreciation (note 14)	9,995	13,917	6,240
Amortization (note 15)	5,280	4,115	2,912
Travel costs	15,535	8,654	6,815
Staff costs (note 8.3)	132,399	101,567	78,376
Key management compensation (note 30.2)	21,703	25,642	13,776
Share-based payment expense (note 8.3 and 28)	13,265	11,780	8,342
Professional fees	38,964	49,685	38,200
Business combination transaction costs	20,851	15,779	13,727
Impairment of withholding tax receivables*	52,334	61,810	31,533
Impairment of goodwill	121,596	—	—
Net loss/(gain) on disposal of property, plant and equipment	3,382	(2,499)	(764)
Operating taxes	963	1,561	2,239
Other	30,705	21,290	21,844
	501,175	336,511	236,112

*      Withholding tax receivables were impaired following the Group’s assessment of the recoverability of withholding tax assets based on a five year cash flow projection and an analysis of the utilization of withholding tax balances against future income tax liabilities.

Foreign exchange gains and losses on administrative expenses are included in Other.

8.1Reversal of loss allowance/(loss allowance) on trade receivables

The net credit for the year of $4.4 million (2021: $34.0 million, 2020: expense of $13.1 million) arising in respect of loss allowances for trade receivables represents the net impact of the reversal of allowances made in previous years in respect of balances recovered in the year or no longer considered doubtful partially offset by new or increased provisions for balances now assessed as doubtful.

8.2Staff costs are analyzed as follows:

	2022	2021	2020
	$’000	$'000	$'000

Salaries and wages	137,450	106,754	85,690
Pension contribution – employer	9,410	4,854	3,780
Other benefits	18,768	16,282	13,494
Share-based payment expense (note 8.3 and 28)	13,265	11,780	8,342
	178,893	139,670	111,306

Other benefits are comprised of employee related insurances, employee training costs, staff entertainment and redundancy costs.

8.3Staff costs were classified as:

	2022	2021	2020
	$’000	$'000	$'000

Cost of sales	33,229	26,323	24,588
Administrative expenses	145,664	113,347	86,718
	178,893	139,670	111,306